Income tax expense	12 Months Ended
Dec. 31, 2019
Income tax expense
11. Income tax expense

The Company is a tax exempted company incorporated in the Cayman Islands. In addition, dividend payments by the Company are not subject to withholding taxes. No provision for Hong Kong Profits Tax has been made as the subsidiary incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2017, 2018 and 2019. Payments of dividends by Hong Kong companies are not subject to Hong Kong withholding tax. The subsidiaries incorporated in the PRC other than Hong Kong are governed by the Income Tax Law of the PRC concerning Foreign Investment and Foreign Enterprises and various local income tax laws. Dividends paid by our PRC operating subsidiaries may be subject to withholding taxes of 5%-10%. The Company does not have any deferred tax assets or liabilities as of December 31, 2017, 2018 and 2019.

The Company’s income taxes consist of:

	Year Ended December 31,
	2017 Restated	2018	2019
	RMB’000	RMB’000	RMB’000

Current income tax expenses	15,550	18,033	-
Deferred income tax expenses	-	-	-
Income tax expense	15,550	18,033	-

The reconciliation between tax expense and accounting profit at applicable PRC tax rates of 25% is as follows:

	Year Ended December 31,
	2017 restated	2018	2019
	RMB’000	RMB’000	RMB’000

Income before taxation	44,376	26,188	58,616

Computed expected income tax expense	11,094	6,547	14,654
Tax effect of non-deductible expenses	592	17,173	6,260
Tax effect of tax-exempt entities	3,864	1,884	716
Tax effect of non-taxable income	-	(7,571)	(21,630)
Income tax expense	15,550	18,033	-